COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
Class A (IRFAX) and Class C (IRFCX) Shares

Supplement dated December 21, 2012 to
Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and
Prospectus dated May 1, 2012
(each as supplemented October 1, 2012)

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You in the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares of the Fund’s statement of additional information (the SAI).

	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%(1)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (2)
Management Fee	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.31%	0.31%
Service Fee	0.10%	0.25%

Total Annual Fund Operating Expenses (3)	1.61%	2.26%
Fee Waiver/Expense Reimbursement (3)	(0.26)%	(0.26)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (3)	1.35%	2.00%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(2)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.
(3)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.35% for the Class A shares and 2.00% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$581	$881	$1,235	$2,228
Class C shares
Assuming redemption at the end of the period	$303	$651	$1,157	$2,550
Assuming no redemption at the end of the period	$203	$651	$1,157	$2,550

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Class I (IRFIX) Shares

Supplement dated December 21, 2012 to

Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and

Prospectus dated May 1, 2012

(each as supplemented October 1, 2012)

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees	None
(fees paid directly from your investment):

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (1)

Management Fee	0.95%
Other Expenses	0.31%
Service Fee	0.07%

Total Annual Fund Operating Expenses (2)	1.33%
Fee Waiver/Expense Reimbursement (2)	(0.33)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (2)	1.00%

(1)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.

(2)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.00% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$102	$355	$664	$1,542

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.